Business Combinations - Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date (Detail) - KRW (₩) ₩ in Millions	Oct. 01, 2018	Apr. 30, 2018
Id Quantique SA [member]
Considerations paid:
Cash and cash equivalents		₩ 55,249
Existing shares (financial assets at FVOCI) at fair value		3,965
Considerations transferred		59,214
Assets and liabilities acquired:
Cash and cash equivalent		1,538
Trade and other receivables		13,609
Inventories		2,003
Property and equipment		415
Intangible assets		7,566
Other assets		447
Trade and other payables		1,569
Other liabilities		2,880
Assets and liabilities acquired		21,129
Non-controlling interests		9,290
Goodwill(I - II+III)		₩ 47,375
Life and Security Holdings Co., Ltd. [member]
Considerations paid:
Cash and cash equivalents	₩ 696,665
Assets and liabilities acquired:
Cash and cash equivalent	101,896
Trade and other receivables	40,241
Inventories	2,440
Property and equipment	427,752
Intangible assets	1,019,503
Other assets	3,956
Trade and other payables	(296,660)
Borrowings	(1,744,839)
Deferred tax liabilities	(229,207)
Other liabilities	(158,042)
Assets and liabilities acquired	(832,960)
Non-controlling interests	(374,588)
Goodwill(I - II+III)	1,155,037
SK Infosec Co., Ltd. [member]
Considerations paid:
Treasury shares of the Parent Company	281,151
Considerations transferred	335,338
Assets and liabilities acquired:
Cash and cash equivalent	30,762
Trade and other receivables	62,448
Inventories	1,293
Property and equipment	8,047
Intangible assets	5,528
Other assets	79,951
Trade and other payables	38,431
Other liabilities	20,003
Assets and liabilities acquired	129,595
Deduction of capital surplus and others (I - II)	₩ 151,556